Intangible Assets Subject to Amortization (Detail) (USD $) In Millions, unless otherwise specified	Oct. 31, 2012	Oct. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	$ 194	$ 239
Accumulated amortization	(78)	(72)
Net of amortization	116	167
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	93	135
Accumulated amortization	(47)	(52)
Net of amortization	46	83
Other Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	101	104
Accumulated amortization	(31)	(20)
Net of amortization	$ 70	$ 84